RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Compensation expense		$ 64,149	$ 1,837
Key management personnel compensation		$ 20,526	1,842
NCC
Disclosure of transactions between related parties [line items]
HSC ownership of NCCRE		33.33%
Founder individual ownership percentage in NCC		1.00%
Repayment of rent		$ 108	108
HSCP
Disclosure of transactions between related parties [line items]
Shares issued	6,000
Shares issued value in exchange for notes receivable	$ 630
Interest rate on related party notes	2.05%
Notes outstanding			$ 315
Forgave amount of outstanding in recognition of services percentage			50.00%
Compensation expense		$ 315